LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases
SCHEDULE OF BALANCE SHEET CLASSIFICATION

Supplemental balance sheet information related to leases was as follows:

	Balance Sheet	December 31,
	Classification	2025	2024
		(in thousands)
Assets
Operating leases	Right-of-use assets	$6,624	$6,931
Finance leases	Right-of-use assets	9,703	9,252
Total assets		$16,327	$16,183

Liabilities
Current liabilities
Operating leases	Current portion of long-term debt	$713	$635
Finance leases	Current portion of long-term debt	73	390
Total current liabilities		786	1,025
Noncurrent liabilities
Operating leases	Long-term debt	5,515	5,893
Finance leases	Long-term debt	75	182
Total noncurrent liabilities		5,590	6,075
Total liabilities		$6,376	$7,100

SCHEDULE OF WEIGHTED AVERAGE DISCOUNT RATES OF LEASES	The weighted-average discount rates for the Company’s leases were as follows:
	December 31,
	2025	2024
Operating leases	5.2%	5.2%
Finance leases	6.6%	7.0%

SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERM	The weighted-average remaining lease term of the Company’s leases were as follows:
	December 31,
	2025	2024
Operating leases	8.8 years	9.5 years
Finance leases	0.9 years	0.5 years

SCHEDULE OF LEASE EXPENSE

The components of lease expense for the year ended December 31, 2025, 2024, and 2023 were as follows:

	December 31,
	2025	2024	2023
	(in thousands)
Operating lease cost	$795	$810	$581
Finance lease cost:
Amortization of right-of-use assets	521	543	478
Interest on lease liabilities	24	81	156
Total lease cost	$1,340	$1,434	$1,215

SCHEDULE OF FUTURE OF LEASE LIABILITIES

As of December 31, 2025, future maturities of lease liabilities were as follows:

	Operating Leases	Finance Leases
	(in thousands)
2026	1,072	115
2027	1,004	84
2028	967	40
2029	901	-
2030	778	-
Thereafter	3,394	-
Total lease payments	8,116	239
Less: Interest	(1,888)	(91)
Present value of lease liabilities	$6,228	$148

SCHEDULE OF OTHER INFORMATION RELATED TO LEASES

Other information related to leases for the year ended December 31, 2025, 2024, and 2023 were as follows:

	December 31,
	2025	2024	2023
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$795	$810	$581
Operating cash flows used for finance leases	$521	$543	$478
Financing cash flows used for finance leases	$24	$81	$156